Equity (Details) - Schedule of warrant activities - $ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Warrant Activities Abstract
Ordinary shares number Outstanding, Warrants outstanding as beginning balance (in Shares)	2,012,819
Weighted Average Exercise Price, Warrants outstanding as beginning balance	$ 4.81
Contractual Life in Year, Warrants outstanding as beginning balance	1 year 8 months 1 day
Intrinsic Value, Warrants outstanding as beginning balance
Ordinary shares number Outstanding, Warrants Exercisable as beginning balance (in Shares)	2,012,819
Weighted Average Exercise Price, Warrants Exercisable as beginning balance	$ 4.81
Contractual Life in Year, Warrants outstanding, Warrants Exercisable as beginning balance	1 year 8 months 1 day
Intrinsic Value, Warrants outstanding , Warrants Exercisable as beginning balance
Ordinary shares number Outstanding, Warrants granted (in Shares)		2,316,669
Weighted Average Exercise Price, Warrants granted		$ 4.75
Contractual Life in Year, Warrants granted		2 years 4 months 20 days
Intrinsic Value, Warrants granted
Ordinary shares number Outstanding, Warrants exercises (in Shares)		(303,850)
Weighted Average Exercise Price, Warrants exercises		$ 4.4
Contractual Life in Year, Warrants exercises
Ordinary shares number Outstanding, Warrants expired (in Shares)
Weighted Average Exercise Price, Warrants expired
Contractual Life in Year, Warrants expired
Intrinsic Value, Warrants expired
Ordinary shares number Outstanding, Warrants Outstanding as ending balance (in Shares)	2,012,819	2,012,819
Weighted Average Exercise Price, Warrants Outstanding as ending balance	$ 4.81	$ 4.81
Contractual Life in Year, Warrants Outstanding as ending balance	8 months 1 day	1 year 8 months 1 day
Ordinary shares number Outstanding, Warrants Exercisable as ending balance (in Shares)	2,012,819	2,012,819
Weighted Average Exercise Price, Warrants Exercisable as ending balance	$ 4.81	$ 4.81
Contractual Life in Year, Warrants Exercisable as ending balance	8 months 1 day	1 year 8 months 1 day